Velocity Commercial Capital Loan Trust 2024-2

Exhibit 99.13

Exception Summary

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Damaged Interior - Damage remains unresolved and no indication covered by insurance	2	0	0	0	0	2
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	2	0	0	0	0	2
		Total Credit Grade (3) Exceptions:	4	0	0	0	0	4